Business combination (Details) - Restlet SAS $ in Thousands, € in Millions	Dec. 31, 2017 USD ($)	Nov. 08, 2017 EUR (€)	Nov. 08, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Total purchase price consideration		€ 8.6	$ 10,200
Cash		7.7	8,983
Fair value of debt assumed	$ 1,100	€ 1.0	$ 1,188